Other assets and liabilities (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other financial liabilities, Total	R$ 192,951	R$ 182,348
Other financial liabilities at amortised cost, Total	192,407	181,788
Other financial liabilities at fair value through profit or loss, Total	544	560
Other non-financial liabilities, Total	55,759	41,867
Other financial liabilities, Current	237,767	212,882
Other financial liabilities, Non-current	10,943	11,333
Credit Card Operations [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities at amortised cost, Total	164,872	156,406
Trading And Intermediation Of Securities [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities at amortised cost, Total	18,636	15,510
Foreign Exchange Portfolio [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities at amortised cost, Total		2,354
Finance Leases [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities at amortised cost, Total	3,681	3,302
Other Financials Liabilities [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities at amortised cost, Total	5,218	4,216
Other financial liabilities at fair value through profit or loss, Total	544	560
Funds In Transit [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities, Total	25,124	15,250
Collection And Payment Of Taxes And Contributions [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities, Total	398	608
Social And Statutory [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities, Total	12,487	10,675
Deferred Income [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities, Total	1,258	1,316
Domestic Sundry Creditors [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities, Total	5,076	3,435
Personnel Provision [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities, Total	2,731	2,386
Provision For Sundry Payments [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities, Total	2,260	1,865
Liabilities For Official Agreements And Rendering Of Payment Services [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities, Total	2,433	2,035
Provision For Retirement Plan Benefits [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities, Total	2,361	2,772
Other Nonfinancial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities, Total	R$ 1,631	R$ 1,525